UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2014


[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
1ST QUARTER
USAA TARGET RETIREMENT FUNDS
MARCH 31, 2014

                                                                      (Form N-Q)

88215-0514                                   (C)2014, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (38.8%)
   110,302   USAA Aggressive Growth Fund                              $    4,433
   726,491   USAA Emerging Markets Fund                                   12,488
 1,266,643   USAA Flexible Income Fund                                    12,996
   307,996   USAA Growth Fund                                              7,087
   853,153   USAA Income Stock Fund                                       14,794
 1,177,430   USAA International Fund                                      35,405
   113,689   USAA Precious Metals and Minerals Fund                        1,700
 1,612,915   USAA Real Return Fund                                        16,839
   283,250   USAA S&P 500 Index Fund                                       7,568
   610,823   USAA Small Cap Stock Fund*                                   11,697
   650,531   USAA Total Return Strategy Fund                               5,998
   639,874   USAA Value Fund                                              12,733
                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $110,732)    143,738
                                                                      ----------
             FIXED-INCOME MUTUAL FUNDS (52.8%)
 2,241,300   USAA High Income Fund                                        19,858
 2,970,716   USAA Income Fund                                             39,006
 5,417,181   USAA Intermediate-Term Bond Fund                             58,776
 8,457,107   USAA Short-Term Bond Fund                                    77,975
                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $184,607)            195,615
                                                                      ----------
             ULTRA-SHORT MUTUAL FUNDS (5.6%)
 2,034,636   USAA Ultra Short-Term Bond Fund (cost: $20,531)              20,591
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.7%)

             MONEY MARKET FUNDS (2.7%)
10,174,452   State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $10,174)                                  10,174
                                                                      ----------

             TOTAL INVESTMENTS (COST: $326,044)                       $  370,118
                                                                      ==========

================================================================================

1  | USAA Target Retirement Income Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $     143,738     $        --     $         --     $     143,738
Fixed-Income Mutual Funds                    195,615              --               --           195,615
Ultra-Short Mutual Funds                      20,591              --               --            20,591
Money Market Instruments:
  Money Market Funds                          10,174              --               --            10,174
-------------------------------------------------------------------------------------------------------
Total                                  $     370,118     $        --     $         --     $     370,118
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (52.1%)
   294,987   USAA Aggressive Growth Fund                              $   11,856
 1,895,724   USAA Emerging Markets Fund                                   32,588
 1,985,286   USAA Flexible Income Fund                                    20,369
   788,198   USAA Growth Fund                                             18,136
 2,230,905   USAA Income Stock Fund                                       38,684
 2,995,216   USAA International Fund                                      90,066
   368,562   USAA Precious Metals and Minerals Fund                        5,510
 2,554,152   USAA Real Return Fund                                        26,665
   772,050   USAA S&P 500 Index Fund                                      20,629
 1,566,037   USAA Small Cap Stock Fund*                                   29,990
 1,321,459   USAA Total Return Strategy Fund                              12,184
 1,564,533   USAA Value Fund                                              31,134
                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $255,500)    337,811
                                                                      ----------
             FIXED-INCOME MUTUAL FUNDS (43.1%)
 4,242,592   USAA High Income Fund                                        37,589
 4,958,482   USAA Income Fund                                             65,105
 9,505,399   USAA Intermediate-Term Bond Fund                            103,134
 8,007,088   USAA Short-Term Bond Fund                                    73,825
                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $256,643)            279,653
                                                                      ----------
             ULTRA-SHORT MUTUAL FUNDS (2.3%)
 1,454,775   USAA Ultra Short-Term Bond Fund (cost: $14,679)              14,722
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
16,419,634   State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $16,420)                                  16,420
                                                                      ----------

             TOTAL INVESTMENTS (COST: $543,242)                       $  648,606
                                                                      ==========

================================================================================

3  | USAA Target Retirement 2020 Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $     337,811     $        --     $         --     $     337,811
Fixed-Income Mutual Funds                    279,653              --               --           279,653
Ultra-Short Mutual Funds                      14,722              --               --            14,722
Money Market Instruments:
  Money Market Funds                          16,420              --               --            16,420
-------------------------------------------------------------------------------------------------------
Total                                  $     648,606     $        --     $         --     $     648,606
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (71.6%)
   765,608   USAA Aggressive Growth Fund                              $   30,770
 4,772,926   USAA Emerging Markets Fund                                   82,047
 2,719,744   USAA Flexible Income Fund                                    27,905
 1,992,306   USAA Growth Fund                                             45,843
 5,812,710   USAA Income Stock Fund                                      100,792
 7,449,469   USAA International Fund                                     224,005
   824,584   USAA Precious Metals and Minerals Fund                       12,327
 3,626,053   USAA Real Return Fund                                        37,856
 2,045,350   USAA S&P 500 Index Fund                                      54,652
 4,085,149   USAA Small Cap Stock Fund*                                   78,231
 2,654,982   USAA Total Return Strategy Fund                              24,479
 3,606,477   USAA Value Fund                                              71,769
                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $603,997)    790,676
                                                                      ----------
             FIXED-INCOME MUTUAL FUNDS (25.2%)
 5,837,171   USAA High Income Fund                                        51,717
 5,786,441   USAA Income Fund                                             75,976
11,715,778   USAA Intermediate-Term Bond Fund                            127,116
 2,533,584   USAA Short-Term Bond Fund                                    23,360
                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $252,341)            278,169
                                                                      ----------
             ULTRA-SHORT MUTUAL FUNDS (0.6%)
   699,045   USAA Ultra Short-Term Bond Fund (cost: $7,055)                7,074
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
27,773,000   State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $27,773)                                  27,773
                                                                      ----------

             TOTAL INVESTMENTS (COST: $891,166)                       $1,103,692
                                                                      ==========

================================================================================

5  | USAA Target Retirement 2030 Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $     790,676     $        --     $         --     $     790,676
Fixed-Income Mutual Funds                    278,169              --               --           278,169
Ultra-Short Mutual Funds                       7,074              --               --             7,074
Money Market Instruments:
  Money Market Funds                          27,773              --               --            27,773
-------------------------------------------------------------------------------------------------------
Total                                  $   1,103,692     $        --     $         --     $   1,103,692
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (84.4%)
   971,466   USAA Aggressive Growth Fund                              $   39,043
 5,958,447   USAA Emerging Markets Fund                                  102,426
 2,344,131   USAA Flexible Income Fund                                    24,051
 2,436,782   USAA Growth Fund                                             56,070
 7,228,513   USAA Income Stock Fund                                      125,342
 9,165,313   USAA International Fund                                     275,601
 1,123,083   USAA Precious Metals and Minerals Fund                       16,790
 3,201,881   USAA Real Return Fund                                        33,428
 2,510,993   USAA S&P 500 Index Fund                                      67,094
 5,060,036   USAA Small Cap Stock Fund*                                   96,900
 3,181,135   USAA Total Return Strategy Fund                              29,330
 4,572,935   USAA Value Fund                                              91,001
                                                                      ----------
             Total Equity & Alternative Mutual Funds (cost: $727,432)    957,076
                                                                      ----------
             FIXED-INCOME MUTUAL FUNDS (12.0%)
 3,032,460   USAA High Income Fund                                        26,868
 3,033,390   USAA Income Fund                                             39,828
 6,177,502   USAA Intermediate-Term Bond Fund                             67,026
   196,571   USAA Short-Term Bond Fund                                     1,812
                                                                      ----------
             Total Fixed-Income Mutual Funds (cost: $125,698)            135,534
                                                                      ----------
             ULTRA-SHORT MUTUAL FUNDS (0.7%)
   759,130   USAA Ultra Short-Term Bond Fund (cost: $7,659)                7,683
                                                                      ----------
             MONEY MARKET INSTRUMENTS (2.9%)

             MONEY MARKET FUNDS (2.9%)
32,773,968   State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $32,774)                                  32,774
                                                                      ----------

             TOTAL INVESTMENTS (COST: $893,563)                       $1,133,067
                                                                      ==========

================================================================================

7  | USAA Target Retirement 2040 Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $     957,076     $        --     $         --     $     957,076
Fixed-Income Mutual Funds                    135,534              --               --           135,534
Ultra-Short Mutual Funds                       7,683              --               --             7,683
Money Market Instruments:
  Money Market Funds                          32,774              --               --            32,774
-------------------------------------------------------------------------------------------------------
Total                                  $   1,133,067     $        --     $         --     $   1,133,067
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (94.3%)
  506,506    USAA Aggressive Growth Fund                                $ 20,356
3,358,662    USAA Emerging Markets Fund                                   57,735
1,086,140    USAA Flexible Income Fund                                    11,144
1,365,670    USAA Growth Fund                                             31,424
4,013,186    USAA Income Stock Fund                                       69,589
5,218,476    USAA International Fund                                     156,920
  665,476    USAA Precious Metals and Minerals Fund                        9,949
1,573,329    USAA Real Return Fund                                        16,426
1,379,538    USAA S&P 500 Index Fund                                      36,861
2,839,154    USAA Small Cap Stock Fund*                                   54,370
1,793,965    USAA Total Return Strategy Fund                              16,540
2,832,119    USAA Value Fund                                              56,359
                                                                        --------
             Total Equity & Alternative Mutual Funds (cost: $416,839)    537,673
                                                                        --------
             FIXED-INCOME MUTUAL FUNDS (2.0%)
  329,672    USAA High Income Fund                                         2,921
  243,100    USAA Income Fund                                              3,192
  473,523    USAA Intermediate-Term Bond Fund                              5,138
                                                                        --------
             Total Fixed-Income Mutual Funds (cost: $11,238)              11,251
                                                                        --------
             ULTRA-SHORT MUTUAL FUNDS (0.8%)
  439,166    USAA Ultra Short-Term Bond Fund (cost: $4,434)                4,444
                                                                        --------
             MONEY MARKET INSTRUMENTS (2.8%)

             MONEY MARKET FUNDS (2.8%)
16,179,935   State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $16,180)                                  16,180
                                                                        --------

             TOTAL INVESTMENTS (COST: $448,691)                         $569,548
                                                                        ========

================================================================================

9  | USAA Target Retirement 2050 Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $     537,673     $        --     $         --     $     537,673
Fixed-Income Mutual Funds                     11,251              --               --            11,251
Ultra-Short Mutual Funds                       4,444              --               --             4,444
Money Market Instruments:
  Money Market Funds                          16,180              --               --            16,180
-------------------------------------------------------------------------------------------------------
Total                                  $     569,548     $        --     $         --     $     569,548
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
March 31, 2014 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             EQUITY & ALTERNATIVE MUTUAL FUNDS (94.4%)
   14,446    USAA Aggressive Growth Fund                                 $   581
  101,080    USAA Emerging Markets Fund                                    1,738
   21,336    USAA Flexible Income Fund                                       219
   39,181    USAA Growth Fund                                                901
  124,908    USAA Income Stock Fund                                        2,166
  160,085    USAA International Fund                                       4,814
   13,387    USAA Precious Metals and Minerals Fund                          200
   32,110    USAA Real Return Fund                                           335
   45,475    USAA S&P 500 Index Fund                                       1,215
   80,767    USAA Small Cap Stock Fund*                                    1,547
   36,158    USAA Total Return Strategy Fund                                 333
   96,541    USAA Value Fund                                               1,921
                                                                         -------
             Total Equity & Alternative Mutual Funds (cost: $15,276)      15,970
                                                                         -------
             FIXED-INCOME MUTUAL FUNDS (0.0%)
       76    USAA Income Fund                                                  1
       92    USAA Intermediate-Term Bond Fund                                  1
                                                                         -------
             Total Fixed-Income Mutual Funds (cost: $2)                        2
                                                                         -------
             ULTRA-SHORT MUTUAL FUNDS (1.8%)
   30,030    USAA Ultra Short-Term Bond Fund (cost: $304)                    304
                                                                         -------
             MONEY MARKET INSTRUMENTS (3.1%)

             MONEY MARKET FUNDS (3.1%)
  528,747    State Street Institutional Liquid Reserve Fund,
               0.08% (a) (cost: $529)                                        529
                                                                         -------

             TOTAL INVESTMENTS (COST: $16,111)                           $16,805
                                                                         =======

================================================================================

11  | USAA Target Retirement 2060 Fund

================================================================================

($ IN 000s)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                       QUOTED PRICES        OTHER        SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                          MARKETS        OBSERVABLE         INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
Equity & Alternative Mutual Funds      $      15,970     $        --     $         --     $      15,970
Fixed-Income Mutual Funds                          2              --               --                 2
Ultra-Short Mutual Funds                         304              --               --               304
Money Market Instruments:
  Money Market Funds                             529              --               --               529
-------------------------------------------------------------------------------------------------------
Total                                  $      16,805     $        --     $         --     $      16,805
-------------------------------------------------------------------------------------------------------

For the period of January 1, 2014, through March 31, 2014, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

March 31, 2014 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), the USAA Target Retirement 2050 Fund (Target 2050), and the USAA Target Retirement 2060 Fund (Target 2060) (collectively, the Funds), which are classified as diversified under the 1940 Act.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Manager. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

13  | USAA Target Retirement Funds

================================================================================

2. The underlying USAA Funds have specific valuation procedures. Securities held by an underlying USAA Fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of March 31, 2014, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. As of March 31, 2014, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), were as follows (in thousands):

                           Target Income    Target 2020    Target 2030    Target 2040    Target 2050    Target 2060
-------------------------------------------------------------------------------------------------------------------
Unrealized appreciation          $44,477       $109,062       $222,722       $252,932       $126,678           $694
Unrealized depreciation              403          3,698         10,196         13,428          5,821              -
-------------------------------------------------------------------------------------------------------------------
Net                              $44,074       $105,364       $212,526       $239,504       $120,857           $694
-------------------------------------------------------------------------------------------------------------------

================================================================================

                                        Notes to Portfolios of Investments |  14

================================================================================

D. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. As of March 31, 2014, net assets were as follows (in thousands):

                           Target Income    Target 2020    Target 2030    Target 2040    Target 2050    Target 2060
-------------------------------------------------------------------------------------------------------------------
Net assets                      $370,500       $648,287     $1,104,380     $1,133,448       $570,346        $16,917

E. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA Funds as of March 31, 2014 (in thousands):

Target Income:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                        $-           $-          $-                  $-         $4,446          $4,433
Emerging Markets                      1,139          444           -                 (32)        11,870          12,488
Flexible Income                         141            -         141                   -         12,516          12,996
Growth                                    -            -           -                   -          6,982           7,087
High Income                             274          582         274                  (8)        19,786          19,858
Income                                  323          550         323                   1         38,665          39,006
Income Stock                            177        1,801         164                  61         16,222          14,794
Intermediate-Term Bond                  889        1,044         637                   7         58,008          58,776
International                         1,079            -           -                   -         34,660          35,405
Precious Metals and Minerals              -            -           -                   -          1,487           1,700
Real Return                              95            -          95                   -         16,407          16,839
S&P 500 Index                            92        1,726          37                 513          9,083           7,568
Short-Term Bond                       1,148        1,549         387                 (10)        78,120          77,975
Small Cap Stock                           -          500           -                  24         12,122          11,697
Total Return Strategy                    26          104          26                   2          5,898           5,998
Ultra Short-Term Bond                 2,398            -          56                   -         18,174          20,591
Value                                 3,289            -           -                   -          9,196          12,733

Target 2020:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                        $-        $250           $-                  $8         $12,134        $11,856
Emerging Markets                      2,075       1,135            -                (145)         32,006         32,588
Flexible Income                         220           -          220                   -          19,617         20,369
Growth                                    -         250            -                  59          18,113         18,136
High Income                             521         400          521                   2          36,746         37,589
Income                                  727           -          533                   -          63,446         65,105
Income Stock                            505       4,212          428                 151          41,887         38,684
Intermediate-Term Bond                1,893         400        1,104                 (12)        100,044        103,134
International                         1,510       2,032            -                 (19)         91,583         90,066
Precious Metals and Minerals              -           -            -                   -           4,821          5,510
Real Return                             650           -          150                   -          25,479         26,665
S&P 500 Index                           103       4,221          103               1,102          24,441         20,629
Short-Term Bond                       2,878           -          353                   -          70,718         73,825
Small Cap Stock                           -       1,000            -                  29          30,820         29,990
Total Return Strategy                   200           -           53                   -          11,629         12,184
Ultra Short-Term Bond                 1,230           -           41                   -          13,479         14,722
Value                                 6,032           -            -                   -          24,473         31,134

================================================================================

15  | USAA Target Retirement Funds

================================================================================

Target 2030:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                        $-         $250           $-                 $8        $31,105         $30,770
Emerging Markets                      4,593          500            -               (135)        78,861          82,047
Flexible Income                         802            -          302                  -         26,382          27,905
Growth                                    -          250            -                 16         45,410          45,843
High Income                             714        1,250          714                  1         51,260          51,717
Income                                  623            -          623                  -         74,263          75,976
Income Stock                          1,370        5,676        1,120                140        103,798         100,792
Intermediate-Term Bond                5,011            -        1,339                  -        120,179         127,116
International                         5,566          250            -                 (5)       221,082         224,005
Precious Metals and Minerals              -            -            -                  -         10,785          12,327
Real Return                             513            -          213                  -         36,586          37,856
S&P 500 Index                           277        7,324          277              1,792         60,941          54,652
Short-Term Bond                         115          750          115                 (4)        23,917          23,360
Small Cap Stock                           -        1,250            -                 38         79,032          78,231
Total Return Strategy                 1,506            -          106                  -         22,255          24,479
Ultra Short-Term Bond                   769            -           19                  -          6,299           7,074
Value                                 9,000            -            -                  -         61,285          71,769

Target 2040:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                        $-       $1,000           $-                $22        $40,145         $39,043
Emerging Markets                      6,744          350            -                (95)        97,067         102,426
Flexible Income                         511            -          260                  -         22,918          24,051
Growth                                    -            -            -                  -         55,242          56,070
High Income                             374        1,750          374                164         27,720          26,868
Income                                  329        1,000          329                 (6)        39,920          39,828
Income Stock                          2,141        6,136        1,391                162        127,716         125,342
Intermediate-Term Bond                  720        1,100          724                (40)        66,355          67,026
International                         7,016            -            -                  -        271,602         275,601
Precious Metals and Minerals            200            -            -                  -         14,510          16,790
Real Return                             438            -          188                  -         32,321          33,428
S&P 500 Index                           339        8,464          339              1,986         74,303          67,094
Short-Term Bond                           9            -            9                  -          1,798           1,812
Small Cap Stock                           -        1,800            -                 54         98,138          96,900
Total Return Strategy                 3,912            -          127                  -         24,606          29,330
Ultra Short-Term Bond                   771            -           21                  -          6,904           7,683
Value                                10,000          750            -                 12         79,857          91,001

================================================================================

                                        Notes to Portfolios of Investments |  16

================================================================================

Target 2050:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                        $-           $-           $-                 $-        $20,417         $20,356
Emerging Markets                      5,839        1,500            -               (151)        53,946          57,735
Flexible Income                         371            -          121                  -         10,487          11,144
Growth                                    -            -            -                  -         30,960          31,424
High Income                              45        1,000           45                 13          3,811           2,921
Income                                   30        1,750           30                (48)         4,849           3,192
Income Stock                          3,431        5,544          770                134         70,753          69,589
Intermediate-Term Bond                   63        1,750           64                (14)         6,731           5,138
International                         7,453            -            -                  -        151,050         156,920
Precious Metals and Minerals            181            -            -                  -          8,540           9,949
Real Return                             789            -           92                  -         15,316          16,426
S&P 500 Index                         1,130        5,206          184                901         40,398          36,861
Small Cap Stock                           -          250            -                  7         54,305          54,370
Total Return Strategy                   571            -           71                  -         15,490          16,540
Ultra Short-Term Bond                   908            -           11                  -          3,533           4,444
Value                                14,360            -            -                  -         40,881          56,359

Target 2060:
                                   Purchase       Sales      Dividend        Realized               Market Value
Affiliated USAA Fund                Cost(a)     Proceeds      Income      Gain (Loss)(b)     12/31/2013      03/31/2014
--------------------------------   --------     --------     --------     --------------     ----------      ----------
Aggressive Growth                      $138           $-           $-                 $-           $443            $581
Emerging Markets                        496            3            -                  -          1,240           1,738
Flexible Income                          54            -            2                  -            159             219
Growth                                  216            1            -                  -            671             901
Income                                    1            -            -                  -              -               1
Income Stock                            540           19           24                  -          1,608           2,166
Intermediate-Term Bond                    1            -            -                  -              -               1
International                         1,351           37            -                 (1)         3,518           4,814
Precious Metals and Minerals             15            -            -                  -            161             200
Real Return                              84            -            3                  -            245             335
S&P 500 Index                           301            5            6                  -            898           1,215
Small Cap Stock                         409            9            -                  -          1,129           1,547
Total Return Strategy                    79            -            1                  -            245             333
Ultra Short-Term Bond                   224            -            -                  -             80             304
Value                                   985            7            -                  -            900           1,921

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at March 31, 2014.
*     Non-income-producing security.

================================================================================

17  | USAA Target Retirement Funds

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.















SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     05/23/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     05/30/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     05/27/2014
         ------------------------------